Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Allocation Of The Preliminary Purchase Price To The Acquired Net Assets Of Acquisitions	The purchase price allocations for Inari and the acquisitions completed in the full year 2024 are:

Purchase Price Allocation of Acquired Net Assets
	2025	2024
	Inari	Total
Tangible assets acquired:
Accounts receivable	$78	$40
Inventory	215	99
Deferred income tax assets	59	49
Other assets	84	26
Debt	—	(32)
Deferred income tax liabilities	(486)	(204)
Other liabilities	(191)	(107)
Intangible assets:
Developed technologies	1,458	596
Customer relationships	330	215
Patents	—	6
Trademarks	—	2
Other intangibles	72	—
Goodwill	3,191	1,146
Purchase price, net of cash acquired of $64 and $56	$4,810	$1,836
Weighted-average amortization period at acquisition (years):
Developed technologies	13	12
Customer relationships	13	14
Patents	—	12
Trademarks	—	5
Other intangibles	9	—